DEFERRED TAX - Analysis of Deferred Tax Balances for Financial Reporting Purposes (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred tax assets gross	£ 610	£ 661
Deferred tax liabilities gross	(464)	(480)
Net deferred tax assets	146	181
Gross of balances arising from a single transaction	(67)	(93)
Gross of balances arising from a single transaction	67	93
Gross of balances arising from a single transaction	0	0
Gross balances before offset within countries	543	568
Gross balances before offset within countries	(397)	(387)
Gross balances before offset within countries	146	181
Deferred tax assets, offset	(251)	(245)
Deferred tax liabilities, offset	251	245
Offset, net	0	0
Deferred tax assets	292	323
Deferred tax liabilities	£ (146)	£ (142)